Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments
Available-for-Sale Securities (Table)

		Gross	Gross	Allowance
	Amortized	unrealized	unrealized	for credit
	cost (1)	gains	losses	loss	Fair value

	(in millions)
December 31, 2022
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,964.6	$0.1	$248.8	$—	$1,715.9
Non-U.S. governments	565.3	18.9	63.8	—	520.4
States and political subdivisions	7,280.1	14.8	1,126.6	—	6,168.3
Corporate	37,495.4	219.5	4,530.1	—	33,184.8
Residential mortgage-backed pass-through securities	2,362.1	6.0	197.2	—	2,170.9
Commercial mortgage-backed securities	5,529.7	0.9	703.1	—	4,827.5
Collateralized debt obligations (2)	4,698.9	4.5	143.2	—	4,560.2
Other debt obligations	7,207.8	6.0	730.4	0.1	6,483.3
Total fixed maturities, available-for-sale	$67,103.9	$270.7	$7,743.2	$0.1	$59,631.3

December 31, 2021
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,826.8	$144.5	$34.3	$—	$1,937.0
Non-U.S. governments	821.6	127.5	2.0	—	947.1
States and political subdivisions	8,210.3	1,022.4	16.3	—	9,216.4
Corporate	39,345.7	3,750.2	126.3	4.5	42,965.1
Residential mortgage-backed pass-through securities	2,296.9	57.6	12.2	—	2,342.3
Commercial mortgage-backed securities	5,388.6	156.3	30.9	0.3	5,513.7
Collateralized debt obligations (2)	3,539.1	4.0	9.6	—	3,533.5
Other debt obligations	7,368.3	130.6	57.0	0.1	7,441.8
Total fixed maturities, available-for-sale	$68,797.3	$5,393.1	$288.6	$4.9	$73,896.9
(1)	Amortized cost excludes accrued interest receivable of $575.8 million and $538.6 million as of December 31, 2022 and 2021, respectively.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Fixed Maturities Available-for-Sale by Contractual Maturity (Table)

	Amortized cost	Fair value

	(in millions)
Due in one year or less	$1,606.3	$1,593.4
Due after one year through five years	8,297.6	7,950.4
Due after five years through ten years	11,046.5	10,029.5
Due after ten years	26,355.0	22,016.1
Subtotal	47,305.4	41,589.4
Mortgage-backed and other asset-backed securities	19,798.5	18,041.9
Total	$67,103.9	$59,631.3

Net Investment Income (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Fixed maturities, available-for-sale	$1,734.4	$2,483.8	$2,469.0
Fixed maturities, trading	19.6	8.7	9.2
Equity securities	(35.4)	1.7	3.3
Mortgage loans	619.9	692.4	669.8
Real estate	276.2	194.4	180.8
Policy loans	34.4	36.2	38.2
Cash and cash equivalents	37.6	1.7	9.5
Derivatives	171.3	28.2	(1.9)
Other	194.7	362.0	106.8
Total	3,052.7	3,809.1	3,484.7
Investment expenses	(200.4)	(175.4)	(159.8)
Net investment income	$2,852.3	$3,633.7	$3,324.9

Net Realized Capital Gains and Losses (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$38.9	$50.4	$118.7
Gross losses	(120.7)	(26.9)	(45.0)
Net credit losses (1)	(11.5)	(34.5)	(22.6)
Hedging, net	(0.7)	(9.5)	(9.7)
Fixed maturities, trading (2)	(25.3)	(6.6)	6.2
Equity securities (3)	(7.4)	(0.5)	1.8
Mortgage loans	(74.1)	5.3	(14.3)
Derivatives	86.9	(4.2)	28.5
Other	112.7	8.0	42.0
Net realized capital gains (losses)	$(1.2)	$(18.5)	$105.6
(1)	Net credit losses include adjustments to the credit loss valuation allowance, write-offs and recoveries on available-for-sale securities.
(2)	Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $(24.5) million, $(6.4) million and $6.9 million for the years ended December 31, 2022, 2021 and 2020, respectively. This excludes $1.4 million of unrealized losses on fixed maturities, trading still held at the reporting date for the year ended December 31, 2022, that were reported in net realized capital gains (losses) on funds withheld assets.
(3)	Unrealized gains (losses) on equity securities still held at the reporting date were $(7.1) million, $(0.1) million and $1.9 million for the years ended December 31, 2022, 2021 and 2020, respectively. This excludes $1.7 million unrealized losses on equity securities still held at the reporting date for the year ended December 31, 2022, that were reported in net realized capital gains (losses) on funds withheld assets.

Allowance for credit loss (Tables)

	For the year ended December 31, 2022
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total

	(in millions)
Beginning balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9
Reductions for securities sold during the period	—	—	—	(8.7)	—	—	—	—	(8.7)
Additional increases (decreases) for credit losses on securities with an allowance recorded in the previous period	—	—	—	4.2	—	—	—	—	4.2
Write-offs charged against allowance	—	—	—	—	—	(0.3)	—	—	(0.3)
Ending balance	$—	$—	$—	$—	$—	$—	$—	$0.1	$0.1

	For the year ended December 31, 2021
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total

	(in millions)
Beginning balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5
Additions for credit losses not previously recorded	—	—	—	16.9	—	0.4	—	0.1	17.4
Reductions for securities sold during the period	—	—	—	(12.4)	—	—	—	—	(12.4)
Additional increases (decreases) for credit losses on securities with an allowance recorded in the previous period	—	—	—	—	—	2.4	0.4	—	2.8
Write-offs charged against allowance	—	—	—	—	—	(6.8)	(2.6)	—	(9.4)
Ending balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9

Accrued interest written off to net investment income	$—	$—	$—	$0.2	$—	$—	$—	$—	$0.2

	For the year ended December 31, 2020
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total

	(in millions)
Beginning balance (2)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Additions for credit losses not previously recorded	—	—	—	7.0	—	2.9	0.1	—	10.0
Reductions for securities sold during the period	—	—	—	(7.0)	—	—	—	—	(7.0)
Additional increases (decreases) for credit losses on securities with an allowance recorded in the previous period	—	—	—	—	—	4.0	2.1	—	6.1
Write-offs charged against allowance	—	—	—	—	—	(2.6)	—	—	(2.6)
Ending balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5
(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)	The allowance for credit loss associated with fixed maturities, available-for-sale was applied prospectively upon adoption of authoritative guidance effective January 1, 2020.

Available-for-Sale Securities in Unrealized Loss Positions Without an Allowance for Credit Loss (Table)

	December 31, 2022
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$1,505.5	$207.0	$180.4	$41.8	$1,685.9	$248.8
Non-U.S. governments	373.0	56.7	19.9	7.1	392.9	63.8
States and political subdivisions	5,243.6	999.7	387.8	126.9	5,631.4	1,126.6
Corporate	26,668.2	3,875.1	2,625.4	654.9	29,293.6	4,530.0
Residential mortgage-backed pass-through securities	1,201.7	97.6	574.8	104.7	1,776.5	202.3
Commercial mortgage-backed securities	3,622.3	480.7	1,113.9	220.9	4,736.2	701.6
Collateralized debt obligations (2)	2,830.1	88.8	1,327.2	54.4	4,157.3	143.2
Other debt obligations	3,412.6	290.7	2,266.7	434.4	5,679.3	725.1
Total fixed maturities, available-for-sale	$44,857.0	$6,096.3	$8,496.1	$1,645.1	$53,353.1	$7,741.4
(1)	Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

	December 31, 2021
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$128.2	$3.4	$386.3	$30.9	$514.5	$34.3
Non-U.S. governments	57.5	2.0	—	—	57.5	2.0
States and political subdivisions	681.0	10.3	100.3	6.0	781.3	16.3
Corporate	4,538.4	59.0	1,252.3	67.1	5,790.7	126.1
Residential mortgage-backed pass- through securities	945.6	10.0	76.7	2.2	1,022.3	12.2
Commercial mortgage-backed securities	1,293.3	15.4	289.8	15.3	1,583.1	30.7
Collateralized debt obligations (2)	1,571.0	2.8	423.9	6.7	1,994.9	9.5
Other debt obligations	3,837.3	48.0	211.0	8.9	4,048.3	56.9
Total fixed maturities, available-for-sale	$13,052.3	$150.9	$2,740.3	$137.1	$15,792.6	$288.0
(1)	Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments (Table)

	December 31, 2022	December 31, 2021

	(in millions)
Net unrealized gains (losses) on fixed maturities, available-for-sale (1)	$(7,552.8)	$5,094.3
Net unrealized gains on derivative instruments	50.8	80.1
Adjustments for assumed changes in amortization patterns	649.7	(266.1)
Adjustments for assumed changes in policyholder liabilities	3.4	(664.8)
Net unrealized gains on other investments and noncontrolling interest adjustments	2.9	2.9
Provision for deferred income tax benefits (taxes)	1,464.1	(891.9)
Net unrealized gains (losses) on available-for-sale securities and derivative instruments	$(5,381.9)	$3,354.5
(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Financing Receivable Credit Quality Indicators (Table)

	As of December 31, 2022
	2022	2021	2020	2019	2018	Prior	Total

	(in millions)
Commercial mortgage loans:
A- and above	$995.9	$2,182.5	$1,753.8	$2,177.2	$2,130.8	$4,555.1	$13,795.3
BBB+ thru BBB-	371.8	412.8	149.7	391.6	222.6	676.4	2,224.9
BB+ thru BB-	104.0	—	—	—	8.9	66.5	179.4
B+ and below	—	—	—	—	8.3	35.5	43.8
Total	$1,471.7	$2,595.3	$1,903.5	$2,568.8	$2,370.6	$5,333.5	$16,243.4

Residential mortgage loans:
Performing	$1,101.4	$1,669.1	$364.5	$99.2	$51.2	$253.6	$3,539.0
Non-performing	8.0	4.7	1.8	1.0	0.6	4.4	20.5
Total	$1,109.4	$1,673.8	$366.3	$100.2	$51.8	$258.0	$3,559.5

Reinsurance recoverable and deposit receivable							$22,032.0

	As of December 31, 2021
	2021	2020	2019	2018	2017	Prior	Total

	(in millions)
Commercial mortgage loans:
A- and above	$2,194.1	$1,676.5	$2,385.6	$2,334.9	$1,374.9	$4,336.8	$14,302.8
BBB+ thru BBB-	255.0	299.3	270.1	105.2	297.7	370.5	1,597.8
BB+ thru BB-	17.5	—	—	—	—	50.7	68.2
B+ and below	—	—	—	8.8	—	30.1	38.9
Total	$2,466.6	$1,975.8	$2,655.7	$2,448.9	$1,672.6	$4,788.1	$16,007.7

Residential mortgage loans:
Performing	$1,973.0	$429.5	$123.5	$67.0	$80.2	$265.9	$2,939.1
Non-performing	—	1.8	0.6	—	0.8	2.0	5.2
Total	$1,973.0	$431.3	$124.1	$67.0	$81.0	$267.9	$2,944.3

Reinsurance recoverable and deposit receivable							$1,189.0

Non-Accrual Financing Receivables (Table)

	December 31, 2022
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance

	(in millions)
Commercial mortgage loans	$8.7	$43.8	$—
Residential mortgage loans	3.4	16.0	0.6
Total	$12.1	$59.8	$0.6

	December 31, 2021
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance

	(in millions)
Commercial mortgage loans	$—	$8.7	$—
Residential mortgage loans	9.1	3.4	0.7
Total	$9.1	$12.1	$0.7

Schedule of Interest Income Recognized on Non-accrual Financing Receivables (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Commercial mortgage loans	$0.9	$0.5	$—
Total	$0.9	$0.5	$—

Financing Receivables Aging (Table)

	December 31, 2022
			90 days or
	30-59 days	60-89 days	more past	Total
	past due	past due	due	past due	Current	Total(1)

	(in millions)
Commercial mortgage loans	$—	$—	$8.3	$8.3	$16,235.1	$16,243.4
Residential mortgage loans	35.9	2.4	12.4	50.7	3,508.8	3,559.5
Total	$35.9	$2.4	$20.7	$59.0	$19,743.9	$19,802.9

	December 31, 2021
			90 days or
	30-59 days	60-89 days	more past	Total
	past due	past due	due	past due	Current	Total(1)

	(in millions)
Commercial mortgage loans	$—	$—	$—	$—	$16,007.7	$16,007.7
Residential mortgage loans	27.6	2.9	4.5	35.0	2,909.3	2,944.3
Total	$27.6	$2.9	$4.5	$35.0	$18,917.0	$18,952.0

(1)     As of both December 31, 2022 and 2021, no reinsurance recoverables or deposit receivables were considered past due.

Financing Receivables Valuation Allowance (Table)

	For the year ended December 31, 2022

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total

	(in millions)
Beginning balance	$42.0	$1.7	$2.7	$46.4
Provision	33.5	1.2	—	34.7
Charge-offs	—	(0.2)	—	(0.2)
Recoveries	—	2.3	—	2.3
Ending balance	$75.5	$5.0	$2.7	$83.2

	For the year ended December 31, 2021

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total

	(in millions)
Beginning balance	$40.5	$5.7	$2.7	$48.9
Provision(1)	1.5	(7.2)	—	(5.7)
Charge-offs	—	(0.5)	—	(0.5)
Recoveries	—	3.7	—	3.7
Ending balance	$42.0	$1.7	$2.7	$46.4

	For the year ended December 31, 2020

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total

	(in millions)
Beginning balance	$25.9	$2.6	$2.5	$31.0
Provision(2)	14.6	1.1	0.2	15.9
Charge-offs	—	(1.0)	—	(1.0)
Recoveries	—	3.0	—	3.0
Ending balance	$40.5	$5.7	$2.7	$48.9
(1)

During the year ended December 31, 2021, certain valuation allowances for residential mortgage loans were released. This release was a result of further adjustments to our current and forecasted environmental factors management believed to be relevant as global economic activity improved from previously adverse impacts due to COVID-19.

(2)

During the year ended December 31, 2020, COVID-19 adversely impacted global economic activity and contributed to significant volatility in financial markets. As a result, certain current and forecasted environmental factors management believed to be relevant were adjusted, resulting in an increase in the valuation allowance for commercial and residential mortgage loans.

Mortgage Loans Purchased and Sold (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Commercial mortgage loans:
Purchased	$261.3	$—	$45.7
Residential mortgage loans:
Purchased(1)	1,805.2	2,272.4	1,021.4
Sold	512.8	—	—
(1)	Includes mortgage loans purchased by residential mortgage loan VIEs.

Commercial Mortgage Loans by Geographic Distribution and Property Type Distribution (Table)

	December 31, 2022		December 31, 2021
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total

	($ in millions)
Geographic distribution
New England	$513.3	3.2%	$587.1	3.7%
Middle Atlantic	4,518.8	27.8	4,550.2	28.4
East North Central	653.9	4.0	625.3	3.9
West North Central	371.9	2.3	339.4	2.1
South Atlantic	2,565.5	15.8	2,471.9	15.4
East South Central	340.6	2.1	379.8	2.4
West South Central	1,208.8	7.4	1,247.8	7.8
Mountain	940.9	5.8	928.0	5.8
Pacific	5,129.7	31.6	4,878.2	30.5
Total	$16,243.4	100.0%	$16,007.7	100.0%

Property type distribution
Office	$4,331.8	26.7%	$4,801.0	29.9%
Retail	1,502.5	9.2	1,625.5	10.2
Industrial	3,246.4	20.0	2,975.7	18.6
Apartments	6,848.3	42.2	6,255.2	39.1
Hotel	72.5	0.4	85.7	0.5
Mixed use/other	241.9	1.5	264.6	1.7
Total	$16,243.4	100.0%	$16,007.7	100.0%

Mortgage Loans Modified as a Troubled Debt Restructuring (Table)

	For the year ended December 31, 2022
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Commercial mortgage loans	1	$35.5	—	$—
Total	1	$35.5	—	$—

Minority Interests in Unconsolidated Entities-Balance Sheet (Table)

	December 31,
	2022	2021

	(in millions)
Total assets	$128,765.7	$106,743.2
Total liabilities	12,335.4	11,862.3
Total equity	$116,430.3	$94,880.9
Net investment in unconsolidated entities	$1,275.5	$957.1

Minority Interests in Unconsolidated Entities-Income Statement (Table)

	For the year ended
	December 31,
	2022	2021	2020

	(in millions)
Total revenues	$36,915.1	$17,674.2	$11,761.4
Net income	33,194.6	14,083.1	7,350.8
Our share of net income of unconsolidated entities	119.5	229.6	46.4

Financial Assets Subject to Netting Agreements (Table)

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets(1)	instruments(2)	received	Net amount

	(in millions)
December 31, 2022
Derivative assets	$256.6	$(133.5)	$(120.8)	$2.3
Reverse repurchase agreements	112.9	—	(112.9)	—
Total	$369.5	$(133.5)	$(233.7)	$2.3
December 31, 2021
Derivative assets	$326.2	$(99.6)	$(219.2)	$7.4
(1)	The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amounts of derivative assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.
(2)	Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial Liabilities Subject to Netting Agreements (Table)

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities(1)	instruments(2)	pledged	Net amount

	(in millions)
December 31, 2022
Derivative liabilities	$612.3	$(133.5)	$(467.2)	$11.6
December 31, 2021
Derivative liabilities	$142.3	$(99.6)	$(41.9)	$0.8
(1)	The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes derivative liabilities, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.
(2)	Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.